THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 43.6%

	Face Amount	Value

Communication Services — 1.3%
T-Mobile USA
Callable 04/15/2026 @ $102
3.500%, 04/15/2031	$1,500,000	$1,513,575

Consumer Discretionary — 1.4%
Bed Bath & Beyond
Callable 05/01/2024 @ $100
3.749%, 08/01/2024	1,678,000	1,717,853

Consumer Staples — 3.2%
Kraft Heinz Foods
Callable 12/01/2045 @ $100
4.375%, 06/01/2046	2,000,000	2,085,198
Mars
Callable 04/16/2032 @ $100
1.625%, 07/16/2032(A)	2,000,000	1,840,111

		3,925,309

Financials — 10.0%
First Maryland Capital II
Callable 05/06/2021 @ $100
1.055%, VAR ICE LIBOR USD 3 Month+0.850%, 02/01/2027	1,911,000	1,826,707
JPMorgan Chase
3.682%, VAR ICE LIBOR USD 3 Month+3.470%, (B)	2,863,000	2,857,989
Callable 07/30/2021 @ $100
Navient MTN
7.250%, 01/25/2022	1,250,000	1,295,313
NTC Capital II
Callable 05/06/2021 @ $100
0.831%, VAR ICE LIBOR USD 3 Month+0.590%, 04/15/2027	2,100,000	2,026,063
OneMain Finance, 159163
8.250%, 10/01/2023	2,000,000	2,250,000
State Street
Callable 05/06/2021 @ $100
0.758%, VAR ICE LIBOR USD 3 Month+0.560%, 05/15/2028	2,000,000	1,922,236

		12,178,308

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Health Care — 5.1%
Bristol-Myers Squibb
Callable 04/26/2029 @ $100
3.400%, 07/26/2029	$2,000,000	$2,183,730
Centene
Callable 02/15/2025 @ $102
3.375%, 02/15/2030	2,000,000	2,018,740
Health Care Service A Mutual Legal Reserve
Callable 03/01/2030 @ $100
2.200%, 06/01/2030(A)	2,000,000	1,967,438

		6,169,908

Industrials — 12.0%
American Airlines
5.500%, 04/20/2026(A)	2,000,000	2,085,000
Boeing
Callable 11/01/2034 @ $100
3.250%, 02/01/2035	1,300,000	1,247,276
British Airways Pass - Through Trust
4.250%, 11/15/2032(A)	1,982,591	2,076,104
Builders FirstSource
Callable 06/01/2022 @ $103
6.750%, 06/01/2027(A)	2,000,000	2,145,000
Continental Airlines Pass - Through Trust
5.983%, 04/19/2022	1,783,553	1,820,466
Delta Air Lines Pass - Through Trust
6.718%, 01/02/2023	654,015	668,688
Delta Air Lines Pass - Through Trust, Ser 2007-1, Cl B
8.021%, 08/10/2022	568,989	593,766
FXI Holdings
Callable 11/15/2022 @ $106
12.250%, 11/15/2026(A)	1,000,000	1,142,500
United Airlines Pass - Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	408,973	413,259
US Airways Pass - Through Trust
6.750%, 06/03/2021	2,346,981	2,353,609

		14,545,668

Information Technology — 0.9%
IHS Markit
Callable 08/01/2022 @ $100
5.000%, 11/01/2022(A)	1,000,000	1,053,350

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Materials — 3.6%
Ball
5.000%, 03/15/2022	$2,000,000	$2,067,500
Cleveland-Cliffs
Callable 10/17/2022 @ $107
9.875%, 10/17/2025(A)	2,000,000	2,343,100

		4,410,600

Real Estate — 1.7%
MPT Operating Partnership
Callable 10/15/2022 @ $103
5.000%, 10/15/2027‡	2,000,000	2,104,010

Utilities — 4.4%
Ferrellgas
10.000%, 04/15/2025(A)	1,250,000	1,378,125
FirstEnergy
Callable 04/15/2027 @ $100
4.400%, 07/15/2027	2,000,000	2,150,000
Pacific Gas and Electric
Callable 06/01/2046 @ $100
4.000%, 12/01/2046	2,000,000	1,847,841

		5,375,966

TOTAL CORPORATE OBLIGATIONS (Cost $52,533,518)		52,994,547

ASSET-BACKED SECURITIES — 24.3%

Other ABS — 16.0%
Crestline Denali CLO XVI, Ser 2018-1A, Cl A
Callable 04/20/2021 @ $100
1.344%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2030 (A)	2,500,000	2,505,104
First Eagle BSL CLO, Ser 2020-1A, Cl C
Callable 01/20/2022 @ $100
4.574%, VAR ICE LIBOR USD 3 Month+4.350%, 01/20/2033 (A)	2,600,000	2,603,088
JMP Credit Advisors CLO IIIR, Ser 2018-1RA, Cl A
Callable 04/17/2021 @ $100
1.073%, VAR ICE LIBOR USD 3 Month+0.850%, 01/17/2028 (A)	667,474	667,805

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Other ABS — continued
Marble Point CLO XVIII, Ser 2020-2A, Cl D2
Callable 10/15/2021 @ $100
5.651%, VAR ICE LIBOR USD 3 Month+5.410%, 10/15/2031 (A)	$2,300,000	$2,306,086
Silvermore CLO, Ser 2014-1A, Cl B
Callable 11/15/2022 @ $100
3.194%, VAR ICE LIBOR USD 3 Month+3.000%, 05/15/2026 (A)	2,500,000	2,502,153
Sound Point CLO VII-R, Ser 2018-3RA, Cl B
Callable 04/23/2021 @ $100
2.018%, VAR ICE LIBOR USD 3 Month+1.800%, 10/23/2031 (A)	1,750,000	1,763,890
Steele Creek CLO, Ser 2018-2A, Cl A
Callable 05/18/2021 @ $100
1.389%, VAR ICE LIBOR USD 3 Month+1.200%, 08/18/2031 (A)	2,000,000	2,000,974
Thunderbolt Aircraft Lease, Ser 2017-A, Cl B
Callable 04/15/2024 @ $100
5.750%, 05/17/2032 (A)	1,623,707	1,594,620
Trinitas CLO XII, Ser 2020-12A, Cl C
Callable 04/25/2022 @ $100
3.218%, VAR ICE LIBOR USD 3 Month+3.000%, 04/25/2033 (A)	1,500,000	1,504,802
Trinitas CLO XIV, Ser 2020-14A, Cl D
Callable 01/25/2023 @ $100
4.545%, VAR ICE LIBOR USD 3 Month+4.300%, 01/25/2034 (A)	2,000,000	1,999,798

		19,448,320

Student Loan — 8.3%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 01/25/2030 @ $100
2.720%, 07/25/2069 (A)	1,998,305	2,092,215
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
Callable 03/15/2028 @ $100
1.706%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (A)	2,250,000	2,289,304
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 04/25/2029 @ $100
0.699%, VAR ICE LIBOR USD 1 Month+0.590%, 03/25/2055	1,634,563	1,617,781

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Student Loan — continued
SMB Private Education Loan Trust, Ser 2015-C, Cl A3
Callable 07/15/2028 @ $100
2.056%, VAR ICE LIBOR USD 1 Month+1.950%, 08/16/2032 (A)	$2,000,000	$2,039,949
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 07/15/2028 @ $100
3.500%, 09/15/2043 (A)	2,000,000	2,079,377

		10,118,626

TOTAL ASSET-BACKED SECURITIES (Cost $29,350,189)		29,566,946

MORTGAGE-BACKED SECURITIES — 19.3%

Agency Mortgage-Backed Obligations — 9.8%
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO
Callable 10/25/2024 @ $100
1.635%, 02/25/2043 (C)	20,425,000	1,139,055
FHLMC Multifamily Structured Pass - Through, Ser K106, Cl A1
Callable 10/25/2029 @ $100
1.783%, 05/25/2029	2,078,901	2,122,474
FHLMC, Ser 2014-4413, Cl HP
3.500%, 03/15/2040	907,508	913,780
FHLMC, Ser 2016-4609, Cl QV
3.000%, 05/15/2044	4,020,000	4,186,046
FHLMC, Ser 2019-4895, Cl C
4.500%, 02/15/2049	301,609	316,836
FNMA
3.500%, 11/01/2044	1,263,357	1,317,111
3.000%, 04/01/2050	1,850,378	1,897,580

		11,892,882

Non-Agency Mortgage-Backed Obligations — 9.5%
Chase Home Lending Mortgage Trust, Ser 2019-1, Cl A4
Callable 12/25/2022 @ $100
3.500%, 03/25/2050 (A) (C)	660,767	664,344
FREMF Mortgage Trust, Ser K29, Cl C
Callable 04/25/2023 @ $100
3.476%, 05/25/2046 (A) (C)	2,000,000	2,090,718

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

Non-Agency Mortgage-Backed Obligations — continued
FREMF Mortgage Trust, Ser K69, Cl B
Callable 09/25/2027 @ $100
3.727%, 10/25/2049 (A) (C)	$2,635,000	$2,829,969
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 11/25/2022 @ $100
3.500%, 01/25/2047 (A)	1,542,308	1,558,660
Sequoia Mortgage Trust, Ser 2017-5, Cl A1
Callable 09/25/2022 @ $100
3.500%, 08/25/2047 (A)	2,021,074	2,061,651
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A1
Callable 02/25/2023 @ $100
4.000%, 12/25/2047 (A)	2,321,319	2,364,824

		11,570,166

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $23,260,115)		23,463,048

MUNICIPAL BONDS — 3.5%

Dallas, Independent School District, GO
Callable 05/06/2021 @ $100
6.450%, 02/15/2035	2,100,000	2,117,682
West Virginia University, RB
Callable 10/01/2029 @ $100
4.000%, 10/01/2047	1,900,000	2,161,665

TOTAL MUNICIPAL BONDS
(Cost $4,141,622)		4,279,347

U.S. TREASURY OBLIGATIONS — 2.8%

United States Treasury Inflation Indexed Bonds
1.000%, 02/15/2048	1,060,770	1,311,211
United States Treasury Notes
2.875%, 10/31/2023	700,000	746,922
2.375%, 05/15/2029	1,300,000	1,380,438

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,109,164)		3,438,571

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2021 (Unaudited)

 PREFERRED STOCK — 1.8%

	Shares	Value

Duke Energy 5.625%,	80,000	$2,147,200

TOTAL PREFERRED STOCK
(Cost $2,124,000)		2,147,200

CONVERTIBLE BOND — 0.7%

	Face Amount

Energy — 0.7%
Cheniere Energy
Callable 09/15/2021 @ $84
4.250%, 03/15/2045 CV to 7.2265	$1,000,000	816,978

TOTAL CONVERTIBLE BOND
(Cost $810,837)		816,978

TOTAL INVESTMENTS — 96.0%
(Cost $115,329,445)		$116,706,637

Percentages are based on Net Assets of $121,510,506.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2021 was $55,550,059 and represents 45.7% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2021 (Unaudited)

ABS — Asset Backed Securities

BSL — Broadly Syndicated Loans

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddy Mac Multi-Family

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR— London Interbank Offered Rate

RB — Revenue Bond

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The open futures contracts held by the Fund at March 31, 2021, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	53	Jul-2021	$11,702,327	$11,698,508	$(3,820)
U.S. 5-Year Treasury Note	(29)	Jul-2021	(3,593,228)	(3,578,555)	14,674
U.S. Ultra Long Treasury Bond	(69)	Jun-2021	(13,068,040)	(12,504,094)	563,946
Ultra 10-Year U.S. Treasury Note	(25)	Jun-2021	(3,721,436)	(3,592,187)	129,249

			$(8,680,377)	$(7,976,328)	$704,049

The following table summarizes the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$52,994,547	$—	$52,994,547
Asset-Backed Securities	—	29,566,946	—	29,566,946
Mortgage-Backed Securities	—	23,463,048	—	23,463,048
Municipal Bonds	—	4,279,347	—	4,279,347
U.S. Treasury Obligations	1,380,438	2,058,133	—	3,438,571
Preferred Stock	2,147,200	—	—	2,147,200
Convertible Bond	—	816,978	—	816,978

Total Investments in Securities	$3,527,638	$113,178,999	$—	$116,706,637

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$707,869	$–	$–	$707,869
Unrealized Depreciation	(3,820)	–	–	(3,820)

Total Other Financial Instruments	$704,049	$–	$–	$704,049

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2021 (Unaudited)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

PNN-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 39.6%

	Face Amount	Value

Consumer Discretionary — 8.2%
Bed Bath & Beyond

Callable 05/01/2024 @ $100
3.749%, 08/01/2024	$651,000	$666,461
Mattel
Callable 12/15/2022 @ $100
3.150%, 03/15/2023	64,000	64,640
Service International
Callable 08/15/2025 @ $102
3.375%, 08/15/2030	717,000	699,828
Vista Outdoor
Callable 03/15/2024 @ $102
4.500%, 03/15/2029(A)	650,000	643,146

		2,074,075

Consumer Staples — 1.6%

Ingles Markets
Callable 05/06/2021 @ $101
5.750%, 06/15/2023	403,000	406,023

Health Care — 11.3%

DaVita
Callable 02/15/2026 @ $102
3.750%, 02/15/2031(A)	722,000	691,820
Encompass Health
Callable 05/06/2021 @ $100
5.125%, 03/15/2023	714,000	714,714
Hill-Rom Holdings
Callable 05/06/2021 @ $103
5.000%, 02/15/2025(A)	710,000	729,170
Owens & Minor
Callable 09/15/2024 @ $100
4.375%, 12/15/2024	605,000	624,663
Regeneron Pharmaceuticals
Callable 03/15/2050 @ $100
2.800%, 09/15/2050	100,000	86,377

		2,846,744

Industrials — 6.9%

Continental Airlines Pass - Through Trust
5.983%, 04/19/2022	300,890	307,118

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Industrials — continued
Mueller Industries
Callable 04/15/2021 @ $102
6.000%, 03/01/2027	$738,000	$753,349
Stericycle
Callable 07/15/2021 @ $103
5.375%, 07/15/2024(A)	175,000	180,688
Triumph Group
Callable 05/06/2021 @ $100
5.250%, 06/01/2022	250,000	247,813
US Airways Pass - Through Trust
6.750%, 06/03/2021	250,345	251,052

		1,740,020

Information Technology — 3.7%
Entegris
Callable 04/16/2021 @ $103
4.625%, 02/10/2026(A)	330,000	341,550
VeriSign
Callable 05/06/2021 @ $100
4.625%, 05/01/2023	592,000	594,960

		936,510

Materials — 5.6%
Berry Global
Callable 05/06/2021 @ $101
5.125%, 07/15/2023	193,000	195,171
Compass Minerals International
Callable 05/15/2024 @ $100
4.875%, 07/15/2024(A)	509,000	527,568
GCP Applied Technologies
Callable 04/21/2021 @ $103
5.500%, 04/15/2026(A)	8,000	8,230
Koppers
Callable 05/06/2021 @ $103
6.000%, 02/15/2025(A)	50,000	51,540
Silgan Holdings
Callable 05/06/2021 @ $101
4.750%, 03/15/2025	614,000	624,131

		1,406,640

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Real Estate — 2.3%
CoreCivic
Callable 07/15/2022 @ $100
5.000%, 10/15/2022	$585,000	$589,662

TOTAL CORPORATE OBLIGATIONS (Cost $9,963,450)		9,999,674

COMMON STOCK — 34.6%

	Shares

Communication Services — 0.9%
Omnicom Group	3,160	234,314

Consumer Discretionary — 3.2%
Camping World Holdings, Cl A	1,945	70,759
Newell Brands	8,200	219,596
Rocky Brands	5,225	282,463
Smith & Wesson Brands	13,120	228,944

		801,762

Consumer Staples — 5.8%
Edgewell Personal Care	6,345	251,262
Henkel & KGaA ADR	7,505	186,049
Ingles Markets, Cl A	2,925	180,326
Kraft Heinz	6,390	255,600
MGP Ingredients	3,610	213,532
Tate & Lyle ADR	5,660	243,833
Walgreens Boots Alliance	2,440	133,956

		1,464,558

Energy — 0.7%
Devon Energy	2,875	62,819
EOG Resources	1,735	125,840

		188,659

Financials — 5.0%
Altabancorp	4,835	203,263
American Equity Investment Life Holding	7,805	246,092
Bank of America	6,840	264,640
Hartford Financial Services Group	3,675	245,453
Stewart Information Services	3,415	177,682
Union Bankshares	4,100	123,000

		1,260,130

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Health Care — 1.6%
Gilead Sciences	3,385	$218,773
Hikma Pharmaceuticals ADR	3,065	191,563

		410,336

Industrials — 7.3%
3M	1,280	246,630
BWX Technologies	3,425	225,845
Huntington Ingalls Industries	1,305	268,634
Hurco	6,010	212,153
LSI Industries	29,085	248,095
National Presto Industries	2,355	240,375
Shyft Group	4,670	173,724
Snap-on	1,010	233,047

		1,848,503

Information Technology — 2.6%
Cisco Systems	1,231	63,655
MiX Telematics ADR	9,705	133,735
NVE	1,380	96,738
Telefonaktiebolaget LM Ericsson ADR	17,285	227,989
Xperi Holding	5,725	124,633

		646,750

Materials — 4.7%
Fortitude Gold	39,657	183,215
FutureFuel	15,080	219,112
Gold Resource	22,285	58,832
Mondi ADR	4,230	222,075
Mosaic	7,455	235,653
Myers Industries	5,790	114,410
Nucor	1,930	154,921

		1,188,218

Real Estate — 1.3%
Federal Realty Investment Trust ‡	1,880	190,726
Kimco Realty ‡	7,085	132,844

		323,570

Utilities — 1.5%
UGI	5,935	243,394
Vistra	7,095	125,440

		368,834

TOTAL COMMON STOCK (Cost $6,880,729)		8,735,634

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2021 (Unaudited)

 CONVERTIBLE BONDS — 16.7%

	Face Amount	Value

Energy — 1.6%
Cheniere Energy CV to 7.2265
Callable 09/15/2021 @ $84
4.250%, 03/15/2045	$486,000	$397,051

Health Care — 8.6%
Ionis Pharmaceuticals CV to 12.0075
0.125%, 12/15/2024	556,000	530,801
Jazz Investments I CV to 4.5659
1.500%, 08/15/2024	515,000	556,522
Ligand Pharmaceuticals CV to 4.0244
0.750%, 05/15/2023	410,000	424,368
Supernus Pharmaceuticals CV to 16.8545
0.625%, 04/01/2023	675,000	650,716

		2,162,407

Industrials — 1.6%
Fortive CV to 10.9568
0.875%, 02/15/2022	400,000	405,489

Information Technology — 4.9%
CalAmp CV to 32.5256
2.000%, 08/01/2025	705,000	636,111
J2 Global CV to 7.9864
1.750%, 11/01/2026(A)	520,000	609,375

		1,245,486

TOTAL CONVERTIBLE BONDS (Cost $3,888,047)		4,210,433

PREFERRED STOCK — 4.0%

	Shares

Elanco Animal Health 5.000%	5,700	261,516
Energizer Holdings 7.500%	2,816	265,774
International Flavors & Fragrances 6.000%	4,700	230,488
ViacomCBS 5.750%	3,800	255,170

TOTAL PREFERRED STOCK (Cost $1,019,023)		1,012,948

TOTAL INVESTMENTS — 94.9% (Cost $21,751,249)		$23,958,689

Percentages are based on Net Assets of $25,252,418.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2021 (Unaudited)

‡	Real Estate Investment Trust

*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2021 was $3,783,087 and represents 15.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$9,999,674	$—	$9,999,674
Common Stock	8,735,634	—	—	8,735,634
Convertible Bonds	—	4,210,433	—	4,210,433
Preferred Stock	496,262	516,686	—	1,012,948

Total Investments in Securities	$9,231,896	$14,726,793	$—	$23,958,689

Amounts designated as “—” are $0.

For the period ended March 31, 2021, there was a transfer out of Level 3 due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

PNN-QH-001-0600